12. INCOME (LOSS) PER COMMON SHARE (Tables)	9 Months Ended
Sep. 30, 2020
Earnings Per Share [Abstract]
Earnings per share
In thousands	Nine months ended September 30,
	2020	2019

Net loss	$(2,520)	$(3,004)
Basic weighted average number of shares outstanding	9,985	3,296
Net loss per share (basic)	$(0.25)	$(0.91)
Diluted weighted average number of shares outstanding	9,985	3,296
Net loss per share (diluted)	$(0.25)	$(0.91)

Dilutive equity instruments (number of equivalent units):
Stock options	—	—
Preferred stock	—	—
Convertible debt	59,179	38,855
Warrants	8,048	30,265
Total Dilutive instruments	67,227	69,120